FINANCIAL RISK FACTORS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL RISK FACTORS
Schedule of foreign currency sensitivity

Effect on profit
	Change in GBP	before tax
	rate	$’000
2023	+/-10%	+/-74

2022	+/-10%	+/-77

		Effect on profit	Effect on pre-
	Change in CAD	before tax	tax equity
	rate	$’000	$’000
2023	+/-10%	+/-274	—

2022	+/-10%	+/-1,384	+/-3,208

Schedule of interest rate sensitivity

Effect on
	Increase/decrease	profit before tax
	in basis points	$’000
2023	+/-180	+/-464

2022	+/-180	+/-665

Schedule of contractual undiscounted cash flows

	Less than 1	Between 1	Between 2
	year	and 2 years	and 5 years	Over 5 years
At 31 December 2023
Loans	14,320	9,830	197	—
Issued debt - bonds	—	—	38,170	—
At December 2022
Loans	11,605	13,643	12,273	—
Lease liabilities	5	5	15	511
Issued debt - bonds	—	—	37,810	—